UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BRANDYWINEGLOBAL - GLOBAL HIGH YIELD FUND

FORM N-Q

DECEMBER 31, 2018

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 67.8%
COMMUNICATION SERVICES - 15.1%
Diversified Telecommunication Services - 0.3%
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	$90,000	$82,688

Media - 10.5%
CSC Holdings LLC, Senior Notes	5.250%	6/1/24	385,000	353,719
DISH DBS Corp., Senior Notes	7.875%	9/1/19	350,000	357,980
DISH DBS Corp., Senior Notes	5.000%	3/15/23	390,000	326,138
Gray Television Inc., Senior Notes	5.125%	10/15/24	735,000	679,507	(a)
Sinclair Television Group Inc., Senior Notes	5.625%	8/1/24	435,000	408,900	(a)
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	370,000	346,413	(a)
Sirius XM Radio Inc., Senior Notes	6.000%	7/15/24	410,000	412,562	(a)
Sirius XM Radio Inc., Senior Notes	5.375%	7/15/26	410,000	384,887	(a)
Univision Communications Inc., Senior Secured Notes	5.125%	5/15/23	420,000	378,000	(a)

Total Media				3,648,106

Wireless Telecommunication Services - 4.3%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	720,000	682,200
Sprint Corp., Senior Notes	7.250%	9/15/21	800,000	820,800

Total Wireless Telecommunication Services				1,503,000

TOTAL COMMUNICATION SERVICES				5,233,794

CONSUMER DISCRETIONARY - 4.2%
Automobiles - 1.6%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	575,000	564,219

Hotels, Restaurants & Leisure - 2.1%
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp., Senior Secured Notes	6.125%	8/15/21	750,000	729,375	(a)

Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	165,000	149,531	(a)

TOTAL CONSUMER DISCRETIONARY				1,443,125

CONSUMER STAPLES - 3.5%
Food Products - 2.1%
B&G Foods Inc., Senior Notes	4.625%	6/1/21	255,000	249,581
MARB BondCo PLC, Senior Notes	7.000%	3/15/24	495,000	469,513	(a)

Total Food Products				719,094

Health Care Providers & Services - 1.4%
Bausch Health Cos. Inc., Senior Secured Notes	6.500%	3/15/22	500,000	503,750	(a)

TOTAL CONSUMER STAPLES				1,222,844

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 5.9%
Energy Equipment & Services - 1.7%
Rowan Cos. Inc., Senior Notes	4.750%	1/15/24	$780,000	$592,800

Oil, Gas & Consumable Fuels - 4.2%
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	420,000	386,400
Chesapeake Energy Corp., Senior Notes (3 mo. USD LIBOR + 3.250%)	5.686%	4/15/19	695,000	693,262	(b)
Range Resources Corp., Senior Notes	5.000%	8/15/22	410,000	368,488

Total Oil, Gas & Consumable Fuels				1,448,150

TOTAL ENERGY				2,040,950

FINANCIALS - 1.8%
Banks - 1.8%
CIT Group Inc., Senior Notes	4.125%	3/9/21	175,000	172,812
CIT Group Inc., Senior Notes	5.000%	8/15/22	90,000	88,988
CIT Group Inc., Senior Notes	5.000%	8/1/23	385,000	378,262

TOTAL FINANCIALS				640,062

HEALTH CARE - 8.0%
Health Care Providers & Services - 8.0%
DaVita Inc., Senior Notes	5.000%	5/1/25	415,000	378,169
Encompass Health Corp., Senior Notes	5.750%	11/1/24	800,000	795,000
HCA Inc., Senior Secured Notes	4.750%	5/1/23	170,000	167,875
HCA Inc., Senior Secured Notes	5.000%	3/15/24	400,000	397,000
Tenet Healthcare Corp., Senior Secured Notes	6.000%	10/1/20	205,000	208,331
Tenet Healthcare Corp., Senior Secured Notes	4.500%	4/1/21	210,000	205,275
Tenet Healthcare Corp., Senior Secured Notes	4.375%	10/1/21	635,000	617,537

TOTAL HEALTH CARE				2,769,187

INDUSTRIALS - 1.3%
Airlines - 1.3%
Air Canada, Senior Notes	7.750%	4/15/21	435,000	462,079	(a)

INFORMATION TECHNOLOGY - 5.2%
IT Services - 1.1%
First Data Corp., Senior Secured Notes	5.000%	1/15/24	390,000	376,838	(a)

Semiconductors & Semiconductor Equipment - 0.9%
Qorvo Inc., Senior Notes	5.500%	7/15/26	345,000	330,338	(a)

Software - 2.1%
Symantec Corp., Senior Notes	4.200%	9/15/20	350,000	346,999
Symantec Corp., Senior Notes	5.000%	4/15/25	395,000	369,395	(a)

Total Software				716,394

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology Hardware, Storage & Peripherals - 1.1%
Dell International LLC/EMC Corp., Senior Secured Notes	6.020%	6/15/26	$370,000	$372,210	(a)

TOTAL INFORMATION TECHNOLOGY				1,795,780

MATERIALS - 10.7%
Chemicals - 4.9%
CF Industries Inc., Senior Notes	4.950%	6/1/43	1,260,000	981,225
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	700,000	694,750	(a)

Total Chemicals				1,675,975

Containers & Packaging - 1.7%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	620,000	591,325	(a)

Metals & Mining - 3.0%
Allegheny Technologies Inc., Senior Notes	7.875%	8/15/23	415,000	424,856
Steel Dynamics Inc., Senior Notes	5.125%	10/1/21	625,000	625,000

Total Metals & Mining				1,049,856

Paper & Forest Products - 1.1%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	405,000	381,713	(a)

TOTAL MATERIALS				3,698,869

REAL ESTATE - 5.3%
Equity Real Estate Investment Trusts (REITs) - 5.3%
Equinix Inc., Senior Notes	5.375%	4/1/23	435,000	434,456
GEO Group Inc., Senior Notes	5.125%	4/1/23	105,000	94,894
GEO Group Inc., Senior Notes	6.000%	4/15/26	270,000	237,937
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	430,000	381,625	(a)
Iron Mountain US Holdings Inc., Senior Notes	5.375%	6/1/26	390,000	356,850	(a)
SBA Communications Corp., Senior Notes	4.875%	7/15/22	345,000	339,825

TOTAL REAL ESTATE				1,845,587

UTILITIES - 6.8%
Gas Utilities - 2.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	535,000	508,250
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	235,000	215,613

Total Gas Utilities				723,863

Independent Power and Renewable Electricity Producers - 4.7%
AES Corp., Senior Notes	4.000%	3/15/21	700,000	689,500

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Independent Power and Renewable Electricity Producers - (continued)
Clearway Energy Operating LLC, Senior Notes	5.000%	9/15/26	$655,000	$591,137
NRG Energy Inc., Senior Notes	6.625%	1/15/27	335,000	338,769

Total Independent Power and Renewable Electricity Producers				1,619,406

TOTAL UTILITIES				2,343,269

TOTAL CORPORATE BONDS & NOTES (Cost - $24,702,533)				23,495,546

ASSET-BACKED SECURITIES - 10.4%
Asset Backed Securities Corp. Home Equity Loan Trust, 2004-HE5 M1 (1 mo. USD LIBOR + 0.900%)	3.406%	8/25/34	234,672	234,890	(b)
Carrington Mortgage Loan Trust, 2006-RFC1 A4 (1 mo. USD LIBOR + 0.240%)	2.746%	3/25/36	265,038	264,231	(b)
CWABS Revolving Home Equity Loan Trust, 2004-I A (1 mo. USD LIBOR + 0.290%)	2.745%	2/15/34	645,293	639,596	(b)
FBR Securitization Trust, 2005-2 M2 (1 mo. USD LIBOR + 0.750%)	3.256%	9/25/35	625,000	625,213	(b)
JPMorgan Mortgage Acquisition Trust, 2007-CH3 A1B (1 mo. USD LIBOR + 0.320%)	2.826%	3/25/37	960,945	946,170	(b)
Merrill Lynch Mortgage Investors Trust, 2006-HE1 M1 (1 mo. USD LIBOR + 0.390%)	3.091%	12/25/36	317,284	317,749	(b)
Towd Point Mortgage Trust, 2018-5 A1A	3.250%	7/25/58	600,690	595,031	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $3,617,345)				3,622,880

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.4%
U.S. Government Obligations - 8.4%
U.S. Treasury Floating Rate Notes (3 mo.
U.S. Treasury Money Market Yield + 0.033%)	2.463%	4/30/20	770,000	769,823	(b)
U.S. Treasury Floating Rate Notes (3 mo.
U.S. Treasury Money Market Yield + 0.045%)	2.475%	10/31/20	2,150,000	2,147,139	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,921,309)				2,916,962

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 8.3%
Federal National Mortgage Association (FNMA) - CAS, 2015-C02 2M2 (1 mo. USD LIBOR + 4.000%)	6.506%	5/25/25	143,300	152,811	(b)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	7.506%	7/25/25	103,534	114,389	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1M2 (1 mo. USD LIBOR + 6.000%)	8.506%	9/25/28	855,000	982,151	(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	4.706%	1/25/30	20,000	20,061	(b)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Sequoia Mortgage Trust, 2004-8 A2 (6 mo. USD LIBOR + 0.740%)	3.254%	9/20/34	$300,779	$298,573	(b)
Thornburg Mortgage Securities Trust, 2004-2 A1 (1 mo. USD LIBOR + 0.620%)	3.126%	6/25/44	554,468	546,898	(b)
WaMu Mortgage Pass-Through Trust, 2004-AR5 A6	4.203%	6/25/34	733,669	749,355	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,838,130)				2,864,238

SENIOR LOANS - 2.7%
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
Level 3 Financing Inc., 2024 Term Loan B (1 mo. LIBOR + 2.250%) (Cost - $1,003,717)	4.754%	2/22/24	1,000,000	947,500	(b)(d)(e)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $35,083,034)				33,847,126

			SHARES
SHORT-TERM INVESTMENTS - 1.8%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $622,412)	2.403%		622,412	622,412

TOTAL INVESTMENTS - 99.4% (Cost - $35,705,446)				34,469,538
Other Assets in Excess of Liabilities - 0.6%				193,890

TOTAL NET ASSETS - 100.0%				$34,663,428

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

Abbreviations used in this schedule:

CAS	— Connecticut Avenue Securities
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (continued)	December 31, 2018

At December 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	671,679	ZAR	10,000,000	Citibank N.A.	1/11/19	$(22,485)
ZAR	10,000,000	USD	700,304	HSBC Bank USA, N.A.	1/11/19	(6,141)
USD	2,609,657	MXN	50,500,000	Goldman Sachs Group Inc.	1/15/19	45,698
MXN	50,500,000	USD	2,659,813	HSBC Bank USA, N.A.	1/15/19	(95,853)
MXN	13,300,000	USD	698,999	JPMorgan Chase & Co.	1/15/19	(23,739)
USD	644,436	MXN	13,300,000	JPMorgan Chase & Co.	1/15/19	(30,824)
TRY	4,240,000	USD	714,298	HSBC Bank USA, N.A.	1/17/19	78,994
TRY	4,290,000	USD	699,392	HSBC Bank USA, N.A.	1/17/19	103,254
USD	1,490,321	TRY	8,530,000	JPMorgan Chase & Co.	1/17/19	(105,617)
BRL	2,630,000	USD	704,621	Barclays Bank PLC	1/18/19	(26,846)
BRL	2,640,000	USD	708,725	Barclays Bank PLC	1/18/19	(28,372)
USD	1,405,408	BRL	5,270,000	Barclays Bank PLC	1/18/19	47,280
EUR	3,160,000	USD	3,629,133	JPMorgan Chase & Co.	3/12/19	13,380

Total						$(51,271)

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
MXN	— Mexican Peso
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

At December 31, 2018, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT DECEMBER 31, 2018[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	$325,000	6/20/22	2.277%	1.000% quarterly	$(13,383)	$(17,561)	$4,178
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	510,000	6/20/22	2.277%	1.000% quarterly	(21,002)	(27,576)	6,574

Total	$835,000				$(34,385)	$(45,137)	$10,752

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (continued)	December 31, 2018

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global High Yield Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$23,495,546	—	$23,495,546
Asset-Backed Securities	—	3,622,880	—	3,622,880
U.S. Government & Agency Obligations	—	2,916,962	—	2,916,962
Collateralized Mortgage Obligations	—	2,864,238	—	2,864,238
Senior Loans	—	947,500	—	947,500

Total Long-Term Investments	—	33,847,126	—	33,847,126

Short-Term Investments†	$622,412	—	—	622,412

Total Investments	$622,412	$33,847,126	—	$34,469,538

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$288,606	—	$288,606

Total	$622,412	$34,135,732	—	$34,758,144

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$339,877	—	$339,877
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	34,385	—	34,385

Total	—	$374,262	—	$374,262

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2019